Fees and Expenses	Oct. 28, 2025
IMS Capital Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Institutional Class shares
Redemption Fees (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	0.50%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Institutional Class shares
Management Fees	1.21%
Other Expenses	0.56%
Interest Expense	0.03%
Total Annual Fund Operating Expenses	1.80%

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class	$183	$566	$975	$2,116

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example above, affect the Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.05% of the average value of its portfolio.

Portfolio Turnover, Rate	70.05%
IMS Strategic Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Institutional Class shares
Redemption Fees (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	0.50%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Institutional Class shares
Management Fees	1.26%
Other Expenses	1.70%
Interest Expense	0.07%
Total Annual Fund Operating Expenses	3.03%
Fee Waivers and/or Expense Reimbursement[1]	(1.01)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement	2.02%

1	Pinnacle Wealth Advisors, Inc. (the “Adviser”) has entered into an Expense Limitation Agreement with the Income Fund under which the Adviser has agreed to waive or reimburse expenses of the Income Fund, if necessary, in an amount that limits the Income Fund’s annual operating expenses (exclusive of interest, distribution fees under Rule 12b-1 Plans, acquired fund fees and expenses, brokerage commissions, taxes, borrowing costs such as interest dividend expenses on short sales, acquired fund fees and expenses, other expenditures that are capitalized following generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) to not more than 1.95% until and through at least October 31, 2027. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Income Fund within three years from the date of the waiver or reimbursement, provided that the Income Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment. Before October 31, 2027, the agreement cannot be terminated without the approval of the Income Fund’s Board of Trustees.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Income Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through October 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, With Redemption [Table]
Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class	$205	$841	$1,503	$3,275

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 266.79% of the average value of its portfolio.

Portfolio Turnover, Rate	266.79%